Annual Operating Expenses {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 29, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.72%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.96%